Fair Value Measurements - Private Placement Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 990	$ 7,756	$ 7,756
Assumption of private placement warrants			1,714
Change in fair value	606		$ (724)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]			Gain from the change in fair value of the private placement warrants
Ending balance	1,596		$ 990
Gain from the change in fair value of the private placement warrants	606	(177)	(724)
Private placement warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain from the change in fair value of the private placement warrants	$ 600	$ 200	$ 700